LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of components of lease cost
The components of lease costs are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease costs:
Amortization of land use rights	$19,970	$19,956	$22,670
Operating lease costs	25,108	22,613	18,434
Short-term lease costs	2,381	1,028	342
Variable lease costs	6,811	6,494	2,684
Finance lease costs:
Amortization of right-of-use assets	5,315	5,265	5,336
Interest costs	20,795	22,399	24,562

Total lease costs	$80,380	$77,755	$74,028

Disclosure of other information related to lease term and discount rate

Other information related to lease terms and discount rates is as follows:

	December 31,
	2025	2024
Weighted average remaining lease term
Operating leases	18.6 years	18.9 years
Finance leases	7.5 years	8.5 years
Weighted average discount rate
Operating leases	15.36%	14.52%
Finance leases	10.70%	10.70%

Schedule of maturities of lease liabilities
Maturities of lease liabilit
ies as of December 31, 2025 are
as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2026	$20,062	$35,290
2027	16,166	35,290
2028	17,183	35,290
2029	13,829	35,290
2030	13,541	35,290
Over 2030	156,763	89,271

Total future minimum lease payments	237,544	265,721
Less: amounts representing interest	(142,438)	(83,804)

Present value of future minimum lease payments	95,106	181,917
Current portion	(18,998)	(33,327)

Non-current portion	$76,108	$148,590

Schedule of operating lease and sales-type lease income
The components of lease income are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease income:
Minimum	$40,708	$47,394	$45,210
Contingent	11,617	10,090	7,810
Sales-type lease income	70	—	—

Total lease income	$52,395	$57,484	$53,020

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding
the
contingent fees to be received under
non-cancellable
leases as of December 31, 2025 were as follows:

	Operating	Sales-Type
Year ending December 31,
2026	$28,178	$481
2027	9,524	481
2028	5,876	549
2029	2,251	497
2030	1,622	136
Over 2030	4,293	545

Total	$51,744	2,689

Difference between undiscounted cash flow and present value		(957)

Investment in a sales- type lease		$1,732